UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3763

Smith Barney Telecommunications Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period:  December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

          ------------------------------------------------------------

                                  SMITH BARNEY
                               TELECOMMUNICATIONS
                                   INCOME FUND

          ------------------------------------------------------------

                       ANNUAL REPORT | DECEMBER 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

          ------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
          ------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Manager Overview ..........................................................    3

Fund Performance ..........................................................    5

Historical Performance ....................................................    6

Schedule of Investments ...................................................    7

Statement of Assets and Liabilities .......................................    8

Statement of Operations ...................................................    9

Statements of Changes in Net Assets .......................................   10

Notes to Financial Statements .............................................   11

Financial Highlights ......................................................   16

Independent Auditors' Report ..............................................   17

Additional Information ....................................................   18

Tax Information ...........................................................   23

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The Board of Trustees of the Smith Barney Telecommunications Income Fund approved, subject to shareholder approval, a plan to liquidate all of the fund's assets and subsequently to dissolve the fund. If approved by shareholders, it is anticipated that the fund would be liquidated in March 2004. After liquidation, you would receive a distribution in an amount equal to your proportionate interest in the net assets of the fund, after deduction for the amount necessary to discharge unpaid liabilities and obligations, including any contingent liabilities.

After an extended period of uncertainty mottled by questionable business practices and a faltering economy, business and economic prospects have begun to look more promising. Evidence of sustainable economic improvement has emerged. Stronger retail sales, rising domestic consumption and increasing export activity contributed to a relatively robust annualized growth rate in gross domestic product ("GDP")(i) during the third calendar quarter of 2003. Many equity markets experienced positive performance in 2003.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions may have impacted the performance of your fund.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


     1   Smith Barney Telecommunications Income Fund | 2003 Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 20, 2004


     2   Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

[PHOTO OMITTED]

ROBERT E. SWAB
Vice President and
Investment Officer

Performance Review

For the 12 months ended December 31, 2003, Class A shares of Smith Barney Telecommunications Income Fund returned 10.84%. These shares underperformed both the fund's unmanaged benchmark, the S&P 500 Index,(ii) which returned 28.67% as well as the fund's Lipper telecommunication funds category average, which returned 39.44% for the same period.(1)

What Influenced Fund Performance

The fund's fiscal year performance was positively influenced by the improvement in the economy and stock market. As in previous years, performance was significantly influenced by the fund's holdings in the Regional Bell Operating Companies, ("RBOCs"), which represented

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                             6 Months               12 Months
--------------------------------------------------------------------------------
Class A Shares                                 7.22%                  10.84%
--------------------------------------------------------------------------------
S&P 500 Index                                 15.14%                  28.67%
--------------------------------------------------------------------------------
Lipper Telecommunication Funds
Category Average                              16.89%                  39.44%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to reflect the deduction of taxes that a shareholder would pay on fund distributions.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003, calculated among the 32 funds for both the six- and 12-month periods in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

--------------------------------------------------------------------------------

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2003, calculated among the 32 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.


     3   Smith Barney Telecommunications Income Fund | 2003 Annual Report
approximately 75% of the fund's holdings as of December 31, 2003. The RBOCs underperformed the general stock market, as represented by the S&P 500 Index, in 2003. During this period, the RBOCs continued to deal with the competitive effects of service substitution and pricing pressures. For several years now, many consumers have substituted their traditional wireline service in favor of wireless and Internet communications. The fierce competitive environment brought on by these new adoptions has pressured pricing resulting in lower revenue growth for the companies. Now another competitive threat to the RBOCs is emerging; the offering of VoIP (Voice Over Internet Protocol) by the cable companies. Quality has improved recently for voice service over cable lines due to significant advancements in technology. The clarity of digital voice communications is now much closer to that of traditional wireline. The RBOCs have responded recently to this new competitive threat by announcing their own VoIP rollouts.

However, Vodafone Group, PLC, a leading international mobile telecommunications provider and the one non-RBOC in the portfolio, showed considerable strength during 2003 and had a major positive impact on performance. The England-based company benefited from strong free cash flows, an enviable competitive position and U.S. dollar weakness versus the British pound.

Thank you for your investment in Smith Barney Telecommunications Income Fund. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,


/s/ Robert E. Swab

Robert E. Swab
Vice President and Investment Officer

January 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. The fund's holdings as of this date were: Vodafone Group, PLC, Sponsored ADR (24.70%); SBC Communications Inc. (24.69%); Verizon Communications Inc. (24.12%); and Bellsouth Corp. (23.93%). Please refer to page 7 for a list and percentage breakdown of the fund's holdings.

RISK: The fund, because of its narrow focus tends to be more volatile than investments that diversify across many sectors.

All index performance reflects no deduction for fees, expenses or taxes.

(i) Gross domestic product is a market value of goods and services produced by labor and property in a given country.

(ii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


     4   Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Average Annual Total Returns -- Class A Shares+ (unaudited)
================================================================================

Year Ended 12/31/03                                                       10.84%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                                                (10.55)
--------------------------------------------------------------------------------
Ten Years Ended 12/31/03                                                   5.85
--------------------------------------------------------------------------------
1/1/84* through 12/31/03                                                  11.23
--------------------------------------------------------------------------------

================================================================================
Cumulative Total Return -- Class A Shares+ (unaudited)
================================================================================

12/31/93 through 12/31/03                                                 76.64%
================================================================================

+ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

*     Commencement of operations.


     5   Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

                  Value of $10,000 Invested in Class A Shares
               the Smith Barney Telecommunications Income Fund vs.
                                 S&P 500 Index+

--------------------------------------------------------------------------------
                         December 1993 -- December 2003

   [The following table was depicted as a line chart in the printed material.]

                   Smith Barney
                Telecommunications
                   Income Fund
                  Class A Shares             S&P 500 Index
                ------------------           -------------

12/93                  10000                     10000
12/94                   9817                     10132
12/95                  14032                     13934
12/96                  13828                     17132
12/97                  20066                     22851
12/98                  30847                     29418
12/99                  34605                     35606
12/00                  30371                     32365
12/01                  23106                     28520
12/02                  15936                     22219
12/03                  17664                     28588

+ Hypothetical illustration of $10,000 invested in Class A Shares on December 31, 1993, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2003. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index.

   Past performance is not indicative of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


     6   Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                        December 31, 2003
================================================================================

    SHARES                             SECURITY                         VALUE
================================================================================
COMMON STOCK -- 100.0%
Diversified Telecommunication Services -- 74.7%
   75,000   BellSouth Corp.                                          $ 2,122,500
   84,000   SBC Communications Inc.                                    2,189,880
   61,000   Verizon Communications Inc.                                2,139,880
--------------------------------------------------------------------------------
                                                                       6,452,260
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 25.3%
   87,500   Vodafone Group PLC, Sponsored ADR                          2,191,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $1,442,197*)                                    $ 8,643,260
================================================================================

* Aggregate cost for Federal income tax purposes is $725,070.

  Abbreviation used in this schedule:

  ADR - American Depository Receipt

                       See Notes to Financial Statements.


     7   Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                            December 31, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $1,442,197*)                     $  8,643,260
   Receivable for securities sold                                     1,462,814
   Dividends and interest receivable                                     18,641
--------------------------------------------------------------------------------
   Total Assets                                                      10,124,715
--------------------------------------------------------------------------------
LIABILITIES:
   Bank overdraft                                                     1,076,906
   Payable for Fund shares purchased                                    146,778
   Investment advisory fee payable                                          795
   Administration fee payable                                               289
   Accrued expenses                                                      28,987
--------------------------------------------------------------------------------
   Total Liabilities                                                  1,253,755
--------------------------------------------------------------------------------
Total Net Assets                                                   $  8,870,960
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                      $        734
   Capital paid in excess of par value                                2,932,430
   Undistributed net investment income                                   43,956
   Accumulated net realized loss on investment transactions          (1,307,223)
   Net unrealized appreciation of investments                         7,201,063
--------------------------------------------------------------------------------
Total Net Assets                                                   $  8,870,960
================================================================================
Shares Outstanding -- Class A Shares                                    734,211
--------------------------------------------------------------------------------
Net Asset Value -- Class A Shares                                  $      12.08
================================================================================

* Aggregate cost for Federal income tax purposes is $725,070.

                       See Notes to Financial Statements.


     8   Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Statement of Operations                     For the Year Ended December 31, 2003
================================================================================

INVESTMENT INCOME:
   Dividends                                                       $    421,397
   Interest                                                               2,198
   Less: Foreign withholding tax                                         (2,470)
--------------------------------------------------------------------------------
   Total Investment Income                                              421,125
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee (Note 2)                                      62,307
   Audit and legal                                                       47,037
   Administration fees (Note 2)                                          22,657
   Trustees' fees                                                        17,474
   Shareholder communications                                            16,505
   Custody fees                                                           8,668
   Shareholder servicing fees                                             6,849
   Other                                                                  3,756
--------------------------------------------------------------------------------
   Total Expenses                                                       185,253
   Less: Investment advisory fee waiver (Note 2)                         (4,705)
--------------------------------------------------------------------------------
   Net Expenses                                                         180,548
--------------------------------------------------------------------------------
Net Investment Income                                                   240,577
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
   Realized Gain From Investment Transactions
   (excluding short-term investments):
     Proceeds from sales                                              5,242,775
     Cost of securities sold                                            808,973
--------------------------------------------------------------------------------
   Net Realized Gain*                                                 4,433,802
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                               10,985,650
     End of year                                                      7,201,063
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                           (3,784,587)
--------------------------------------------------------------------------------
Net Gain on Investments                                                 649,215
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $    889,792
================================================================================

* Net realized gain for Federal income tax purposes is $4,722,081.

                       See Notes to Financial Statements.


     9   Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Statements of Changes in Net Assets             For the Years Ended December 31,
================================================================================

                                                                        2003            2002
=================================================================================================
OPERATIONS:
   Net investment income                                            $    240,577    $    363,006
   Net realized gain++                                                 4,433,802       8,376,541
   Decrease in net unrealized appreciation                            (3,784,587)    (19,837,323)
-------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                     889,792     (11,097,776)
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (212,849)       (359,532)
   Net realized gains                                                 (5,387,009)    (10,983,031)
-------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                                    (5,599,858)    (11,342,563)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net asset value of shares issued for reinvestment of dividends      3,831,792       6,638,316
   Cost of shares reacquired                                          (3,822,847)     (6,835,479)
-------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                                               8,945        (197,163)
-------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                (4,701,121)    (22,637,502)

NET ASSETS:
   Beginning of year                                                  13,572,081      36,209,583
-------------------------------------------------------------------------------------------------
   End of year*                                                     $  8,870,960    $ 13,572,081
=================================================================================================
* Includes undistributed net investment income of:                  $     43,956    $     16,228
=================================================================================================

++ Net realized gains for Federal income taxes are $4,722,081 and $9,262,986 for the years ended December 31, 2003 and December 31, 2002, respectively.

                       See Notes to Financial Statements.


     10  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1.    Significant Accounting Policies

The Smith Barney Telecommunications Income Fund ("Fund"), an investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund has one class of shares -- Class A Shares. Shares of the Fund are not currently offered for sale to new investors.

On October 24, 2003, the Board of Trustees of the Fund approved, subject to shareholder approval, a plan to liquidate all of the Fund's assets and subsequently to dissolve the Fund. The shareholder meeting to approve this plan is scheduled for February 26, 2004. If approved by shareholders, it is anticipated that the Fund would be liquidated on March 12, 2004.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity;
(c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends quarterly and capital gains, if any, at least annually;
(f) gains or losses on the sale of securities are calculated using the average-cost method for financial reporting purposes and the specific identification method for tax purposes; (g) the accounting records of the Fund are maintained


     11  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.55% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Effective November 1, 2003, SBFM implemented an investment advisory fee waiver of 0.30% of average daily net assets. During the year ended December 31, 2003, SBFM waived a total of $4,705 of its investment advisory fee. This waiver can be terminated at any time by SBFM.

SBFM also acts as the administrator of the Fund for which it receives a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


     12  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the year ended December 31, 2003, the Fund paid transfer agent fees of $3,278 to CTB.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                                     --
--------------------------------------------------------------------------------
Sales                                                                 $5,242,775
================================================================================

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                         $7,918,190
Gross unrealized depreciation                                                 --
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $7,918,190
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At December 31, the Fund did not have any repurchase agreements outstanding.


     13  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

5. Concentration of Risk

Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the income earned by the Fund and the value of the Fund's holdings.

6. Shares of Beneficial Interest

At December 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                        Year Ended               Year Ended
                                     December 31, 2003        December 31, 2002
================================================================================
Class A Shares
Shares issued on reinvestment             289,775                   286,929
Shares reacquired                        (227,302)                 (155,073)
--------------------------------------------------------------------------------
Net Increase                               62,473                   131,856
================================================================================

7. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                                         2003             2002
================================================================================
Undistributed ordinary income                         $   46,137     $    18,409
--------------------------------------------------------------------------------
Accumulated capital gains                              1,973,691       2,638,619
--------------------------------------------------------------------------------
Unrealized appreciation                                7,918,190      11,991,052
================================================================================

The tax character of distributions paid during the year ended December 31, was:

                                                         2003             2002
================================================================================
Ordinary income                                       $  212,849     $   359,532
Long-term capital gains                                5,387,009      10,983,031
--------------------------------------------------------------------------------
Total                                                 $5,599,858     $11,342,563
================================================================================


     14  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

8. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


     15  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                          2003(1)        2002         2001         2000         1999
=====================================================================================================
Net Asset Value,
  Beginning of Year                   $  20.20       $  67.07     $ 128.84     $ 177.27     $ 176.20
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                   0.38           0.73         0.93         1.50         1.74
  Net realized and
    unrealized gain (loss)                1.07         (23.12)      (29.90)      (22.80)       19.24
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations       1.45         (22.39)      (28.97)      (21.30)       20.98
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.34)         (0.73)       (0.90)       (1.49)       (1.78)
  Net realized gains                     (9.23)        (23.75)      (31.90)      (25.64)      (18.13)
-----------------------------------------------------------------------------------------------------
Total Distributions                      (9.57)        (24.48)      (32.80)      (27.13)      (19.91)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Year                         $  12.08       $  20.20     $  67.07     $ 128.84     $ 177.27
-----------------------------------------------------------------------------------------------------
Total Return(2)                          10.84%        (31.03)%     (23.92)%     (12.24)%      12.18%
-----------------------------------------------------------------------------------------------------
Net Assets,
  End of Year (millions)              $      9       $     14     $     36     $     70     $     97
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                1.59%          1.21%        0.99%        0.90%        0.89%
  Net investment income                   2.12           1.62         0.88         0.92         0.92
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      0%             0%           2%           3%           0%
=====================================================================================================

(1) The investment adviser has waived a portion of its fees for the year ended December 31, 2003. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.01 and 1.64%, respectively.

(2) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


     16  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of  Trustees
of Smith Barney Telecommunications Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Telecommunications Income Fund of Smith Barney Telecommunications Trust ("Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of the Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                            /s/ KPMG LLP


New York, New York
February 13, 2004


     17  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Smith Barney Telecommunications Income Fund ("Fund") are managed under the direction of the Smith Barney Telecommunications Trust ("Trust") Board of Trustees. Information pertaining to the Trustees and certain officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                            Number of
                                               Term of                                     Portfolios
                                             Office* and             Principal             in the Fund
                            Position(s)        Length              Occupation(s)             Complex        Other Board
                             Held with         of Time              During Past             Overseen        Memberships
Name, Address and Age          Fund            Served               Five Years             by Trustee     Held by Trustee
=============================================================================================================================
Non-Interested
Trustees:

Paul R. Ades                Trustee            Since        Law Firm of Paul R. Ades          15               None
Paul R. Ades, PLLC                             1994         PLLC (since April
181 West Main Street                                        2000); Partner in
Suite C                                                     Law Firm of Murov
Babylon, NY 11702                                           & Ades, Esq. (from
Age 63                                                      1970 to 2000)

Herbert Barg**              Trustee            Since        Retired                           42               None
1460 Drayton Lane                              1994
Wynewood, PA 19096
Age 80

Dwight B. Crane             Trustee            Since        Professor, Harvard                49               None
Harvard Business School                        1981         Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Frank G. Hubbard            Trustee            Since        President of Avatar               15               None
Avatar International, Inc.                     1993         International, Inc.
87 Whittredge Road                                          (business development)
Summit, NJ 07901                                            (since 1998); Vice
Age 66                                                      President of S&S
                                                            Industries (chemical
                                                            distribution) (from
                                                            1995 to 1998)

Jerome H. Miller            Trustee            Since        Retired                           15               None
c/o R. Jay Gerken                              1998
Citigroup Asset
  Management ("CAM")
399 Park Avenue
4th Floor
New York, NY 10022
Age 65


     18  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                            Number of
                                               Term of                                     Portfolios
                                             Office* and             Principal             in the Fund
                            Position(s)        Length              Occupation(s)             Complex        Other Board
                             Held with         of Time              During Past             Overseen        Memberships
Name, Address and Age          Fund            Served               Five Years             by Trustee     Held by Trustee
=============================================================================================================================
Ken Miller                  Trustee            Since        President of Young                 15              None
Young Stuff Apparel                            1994         Stuff Apparel Group,
  Group, Inc.                                               Inc. (since 1963)
930 Fifth Avenue
Suite 610
New York, NY 10021
Age 62

Interested
Trustee:
R. Jay Gerken, CFA***       Chairman,          Since        Managing Director of              221              None
CAM                         President          2002         Citigroup Global
399 Park Avenue             and Chief                       Markets Inc. ("CGM");
4th Floor                   Executive                       Chairman, President
New York, NY 10022          Officer                         and Chief Executive
Age 52                                                      Officer of Smith Barney
                                                            Fund Management LLC
                                                            ("SBFM"), Travelers
                                                            Investment Adviser,
                                                            Inc. ("TIA") and Citi
                                                            Fund Management, Inc.
                                                            ("CFM"); President
                                                            and Chief Executive
                                                            Officer of certain
                                                            mutual funds associ-
                                                            ated with Citigroup Inc.
                                                            ("Citigroup"); formerly,
                                                            Portfolio Manager of
                                                            Smith Barney Allocation
                                                            Series Inc. (from 1996
                                                            to 2001) and Smith
                                                            Barney Growth and
                                                            Income Fund (from
                                                            1996 to 2000)


     19  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                            Number of
                                               Term of                                     Portfolios
                                             Office* and             Principal             in the Fund
                            Position(s)        Length              Occupation(s)             Complex        Other Board
                             Held with         of Time              During Past             Overseen        Memberships
Name, Address and Age          Fund            Served               Five Years             by Trustee     Held by Trustee
=============================================================================================================================
Officers:

Andrew B. Shoup             Senior             Since        Director of CAM;                  N/A              N/A
CAM                         Vice               2003         Senior Vice President
125 Broad Street            President                       and Chief Administra-
10th Floor                  and Chief                       tive Officer of mutual
New York, NY 10004          Admini-                         funds associated with
Age 47                      strative                        Citigroup; Treasurer
                            Officer                         of certain mutual
                                                            funds associated with
                                                            Citigroup; Head of
                                                            International Funds
                                                            Administration of CAM
                                                            (from 2001 to 2003);
                                                            Director of Global
                                                            Funds Administration
                                                            of CAM (from 2000 to
                                                            2001); Head of U.S.
                                                            Citibank Funds
                                                            Administration of CAM
                                                            (from 1998 to 2000)

Richard L. Peteka           Chief              Since        Director of CGM; Chief           N/A               N/A
CAM                         Financial          2002         Financial Officer and
125 Broad Street            Officer                         Treasurer of certain
11th Floor                  and                             mutual funds associated
New York, NY 10004          Treasurer                       with Citigroup; Director
Age 42                                                      and Head of Internal
                                                            Control for CAM U.S.
                                                            Mutual Fund Administra-
                                                            tion (from 1999 to
                                                            2002); Vice President,
                                                            Head of Mutual Fund
                                                            Administration and
                                                            Treasurer at Oppenheimer
                                                            Capital (from 1996 to
                                                            1999)


     20  Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                            Number of
                                               Term of                                     Portfolios
                                             Office* and             Principal             in the Fund
                            Position(s)        Length              Occupation(s)             Complex        Other Board
                             Held with         of Time              During Past             Overseen        Memberships
Name, Address and Age          Fund            Served               Five Years             by Trustee     Held by Trustee
=============================================================================================================================
Robert E. Swab              Vice               Since        Managing Director of CGM          N/A              N/A
CAM                         President          1998         and Investment Officer
399 Park Avenue             and                             of SBFM
New York, NY 10022          Investment
Age 47                      Officer

Andrew Beagley              Chief Anti-        Since        Director of CGM (since            N/A              N/A
CAM                         Money              2002         2000); Director of
399 Park Avenue             Laundering                      Compliance, North
4th Floor                   Compliance                      America, CAM (since
New York, NY 10022          Officer                         2000); Chief Anti-
Age 40                                                      Money Laundering
                                                            Compliance Officer and
                                                            Vice President of certain
                                                            mutual funds associated
                                                            with Citigroup; Director
                                                            of Compliance, Europe,
                                                            the Middle East and
                                                            Africa, CAM (from 1999
                                                            to 2000); Compliance
                                                            Officer, Salomon Brothers
                                                            Asset Management Limited,
                                                            Smith Barney Global
                                                            Capital Management Inc.,
                                                            Salomon Brothers Asset
                                                            Management Asia Pacific
                                                            Limited (from 1997 to
                                                            1999)

Kaprel Ozsolak              Controller         Since        Vice President of                 N/A              N/A
CAM                                            2002         CGM; Controller of
125 Broad Street                                            certain mutual funds
11th Floor                                                  associated with
New York, NY 10004                                          Citigroup
Age 38


     21 Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                            Number of
                                               Term of                                     Portfolios
                                             Office* and             Principal             in the Fund
                            Position(s)        Length              Occupation(s)             Complex        Other Board
                             Held with         of Time              During Past             Overseen        Memberships
Name, Address and Age          Fund            Served               Five Years             by Trustee     Held by Trustee
=============================================================================================================================
Robert I. Frenkel           Secretary          Since        Managing Director and             N/A              N/A
CAM                         and Chief          2003         General Counsel of
300 First Stamford Place    Legal Officer                   Global Mutual Funds for
4th Floor                                                   CAM and its predecessor
Stamford, CT 06902                                          (since 1994); Secretary
Age 48                                                      of CFM; Secretary and
                                                            Chief Legal Officer of
                                                            mutual funds associated
                                                            with Citigroup

----------
* Each Trustee and officer serves until his or her successor has been duly elected and qualified.
**    Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.


     22 Smith Barney Telecommunications Income Fund | 2003 Annual Report

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2003:

      o For corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 100%.

      o For individual shareholders, the maximum amount allowable under The Jobs and Growth Tax Relief Reconciliation Act of 2003 as qualifying dividends for the reduced tax rate.

      o     Long-term capital gain distributions paid of $5,387,009.


     23 Smith Barney Telecommunications Income Fund | 2003 Annual Report

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------
   SMITH BARNEY
TELECOMMUNICATIONS
   INCOME FUND
--------------------------------------------------------------------------------

TRUSTEES

Paul R. Ades
Herbert Barg*
Dwight B. Crane
R. Jay Gerken, CFA
  Chairman
Frank Hubbard
Jerome Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Robert E. Swab
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699


* Mr. Barg became Trustee Emeritus on December 31, 2003.

--------------------------------------------------------------------------------
Smith Barney Telecommunications Trust
--------------------------------------------------------------------------------

Smith Barney Telecommunications Income Fund

The Fund is a separate investment fund of the Smith Barney Telecommunications Trust, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Telecommunications Trust -- Smith Barney Telecommunications Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY
TELECOMMUNICATIONS INCOME FUND

Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD0321 2/04                                                              04-6087

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Paul Ades, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Dwight Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Telecommunications Trust of $14,000 and $14,000 for the years ended 12/31/03 and 12/31/02.

         (b) Audit-Related Fees for Smith Barney Telecommunications Trust of $0 and $0 for the years ended 12/31/03 and 12/31/02.

         (c) Tax Fees for Smith Barney Telecommunications Trust of $2,100 and $2,100 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Telecommunications Trust.

         (d) There were no all other fees for Smith Barney Telecommunications Trust for the years ended 12/31/03 and 12/31/02.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X. The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)   N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002. (h) Yes. The Smith Barney Telecommunications Trust's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Telecommunications Trust or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Telecommunications Trust


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Telecommunications Trust


Date: March 10, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Telecommunications Trust


Date: March 10, 2004


By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Telecommunications Trust

Date: March 10, 2004